License and Collaborations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
License and Collaborations [Line Items]
Stock shares issued during the period value			$ 48,411
CMU License Agreement [Member]
License and Collaborations [Line Items]
Contractual Obligation				$ 9,000
Ares Agreement [Member] | Ares Trading S A [Member]
License and Collaborations [Line Items]
Milestone payments paid				25,000
Due to related parties			$ 1,256
Payment for royalties on a licensed product, Term			2 years
Ares Agreement [Member] | Ares Trading S A [Member] | Research and Development Expense [Member]
License and Collaborations [Line Items]
Non-refundable license issue fee				13,121
Milestone payments recorded to research and development expense				25,000
Ares Agreement [Member] | Ares Trading S A [Member] | Achievement Of Specified BLA Filing Or Regulatory Approval Milestones [Member]
License and Collaborations [Line Items]
Milestone payments payable				176,500
Ares Agreement [Member] | Ares Trading S A [Member] | Achievement Of Specified Commercial Milestones [Member]
License and Collaborations [Line Items]
Milestone payments payable				$ 515,000
Series C [Member]
License and Collaborations [Line Items]
Temporary equity issue price per share	$ 0.5918
Series C [Member] | Ares Agreement [Member] | Ares Trading S A [Member]
License and Collaborations [Line Items]
Temporary equity stock shares issued during the period shares	22,171,553
Temporary equity issue price per share	$ 0.5918
Temporary equity shares issued during the period value	$ 13,121
Yale University [Member]
License and Collaborations [Line Items]
Stock shares issued during the period shares		264,301			264,301
Reimbursement for patent related expenses		$ 45			$ 45
Yale University [Member] | Portion at Fair Value Measurement [Member]
License and Collaborations [Line Items]
Stock shares issued during the period value					100
PNAI [Member] | Yale License Agreement [Member]
License and Collaborations [Line Items]
Initial fee paid as consideration		$ 37			$ 37
PNAI [Member] | Yale License Agreement [Member] | Common Stock [Member]
License and Collaborations [Line Items]
Percentage of common stock issuable on a fully diluted and converted basis		5.00%			5.00%